Additional analysis of debt securities - Group bank debt exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Shareholder-backed
Financial investments
Bank debt securities	$ 3,787	$ 5,834
Shareholder-backed | Senior debt
Financial investments
Bank debt securities	3,138
Shareholder-backed | Subordinated debt
Financial investments
Bank debt securities	649
Shareholder-backed | Tier 1 subordinated debt
Financial investments
Bank debt securities	194
Shareholder-backed | Tier 2 subordinated debt
Financial investments
Bank debt securities	455
Shareholder-backed | Asia
Financial investments
Bank debt securities	1,319	993
Shareholder-backed | Asia | Senior debt
Financial investments
Bank debt securities	902
Shareholder-backed | Asia | Subordinated debt
Financial investments
Bank debt securities	417
Shareholder-backed | Asia | Tier 1 subordinated debt
Financial investments
Bank debt securities	175
Shareholder-backed | Asia | Tier 2 subordinated debt
Financial investments
Bank debt securities	242
Shareholder-backed | Eurozone
Financial investments
Bank debt securities	239	337
Shareholder-backed | Eurozone | Senior debt
Financial investments
Bank debt securities	223
Shareholder-backed | Eurozone | Subordinated debt
Financial investments
Bank debt securities	16
Shareholder-backed | Eurozone | Tier 1 subordinated debt
Financial investments
Bank debt securities	4
Shareholder-backed | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt securities	12
Shareholder-backed | UK
Financial investments
Bank debt securities	445	723
Shareholder-backed | UK | Senior debt
Financial investments
Bank debt securities	360
Shareholder-backed | UK | Subordinated debt
Financial investments
Bank debt securities	85
Shareholder-backed | UK | Tier 1 subordinated debt
Financial investments
Bank debt securities	6
Shareholder-backed | UK | Tier 2 subordinated debt
Financial investments
Bank debt securities	79
Shareholder-backed | US
Financial investments
Bank debt securities	1,552	3,134
Shareholder-backed | US | Senior debt
Financial investments
Bank debt securities	1,464
Shareholder-backed | US | Subordinated debt
Financial investments
Bank debt securities	88
Shareholder-backed | US | Tier 1 subordinated debt
Financial investments
Bank debt securities	7
Shareholder-backed | US | Tier 2 subordinated debt
Financial investments
Bank debt securities	81
Shareholder-backed | Other
Financial investments
Bank debt securities	232	647
Shareholder-backed | Other | Senior debt
Financial investments
Bank debt securities	189
Shareholder-backed | Other | Subordinated debt
Financial investments
Bank debt securities	43
Shareholder-backed | Other | Tier 1 subordinated debt
Financial investments
Bank debt securities	2
Shareholder-backed | Other | Tier 2 subordinated debt
Financial investments
Bank debt securities	41
With-profits business
Financial investments
Bank debt securities	3,305	1,734
With-profits business | Senior debt
Financial investments
Bank debt securities	1,855
With-profits business | Subordinated debt
Financial investments
Bank debt securities	1,450
With-profits business | Tier 1 subordinated debt
Financial investments
Bank debt securities	611
With-profits business | Tier 2 subordinated debt
Financial investments
Bank debt securities	839
With-profits business | Asia
Financial investments
Bank debt securities	1,396	1,130
With-profits business | Asia | Senior debt
Financial investments
Bank debt securities	402
With-profits business | Asia | Subordinated debt
Financial investments
Bank debt securities	994
With-profits business | Asia | Tier 1 subordinated debt
Financial investments
Bank debt securities	557
With-profits business | Asia | Tier 2 subordinated debt
Financial investments
Bank debt securities	437
With-profits business | Eurozone
Financial investments
Bank debt securities	72	131
With-profits business | Eurozone | Senior debt
Financial investments
Bank debt securities	41
With-profits business | Eurozone | Subordinated debt
Financial investments
Bank debt securities	31
With-profits business | Eurozone | Tier 1 subordinated debt
Financial investments
Bank debt securities	21
With-profits business | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt securities	10
With-profits business | UK
Financial investments
Bank debt securities	315	155
With-profits business | UK | Senior debt
Financial investments
Bank debt securities	198
With-profits business | UK | Subordinated debt
Financial investments
Bank debt securities	117
With-profits business | UK | Tier 1 subordinated debt
Financial investments
Bank debt securities	11
With-profits business | UK | Tier 2 subordinated debt
Financial investments
Bank debt securities	106
With-profits business | US
Financial investments
Bank debt securities	1,124	34
With-profits business | US | Senior debt
Financial investments
Bank debt securities	1,028
With-profits business | US | Subordinated debt
Financial investments
Bank debt securities	96
With-profits business | US | Tier 1 subordinated debt
Financial investments
Bank debt securities	14
With-profits business | US | Tier 2 subordinated debt
Financial investments
Bank debt securities	82
With-profits business | Other
Financial investments
Bank debt securities	398	$ 284
With-profits business | Other | Senior debt
Financial investments
Bank debt securities	186
With-profits business | Other | Subordinated debt
Financial investments
Bank debt securities	212
With-profits business | Other | Tier 1 subordinated debt
Financial investments
Bank debt securities	8
With-profits business | Other | Tier 2 subordinated debt
Financial investments
Bank debt securities	$ 204